Transactions with Related Parties, Central Shipping Inc (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) Vessel Agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Transactions with Related Parties [Abstract]
Accounts payable		$ 2,835,000	$ 901,000
Minimum [Member]
Transactions with Related Parties [Abstract]
CPI		2.00%
Maximum [Member]
Transactions with Related Parties [Abstract]
CPI		5.00%
Related Party [Member] | CSI [Member]
Transactions with Related Parties [Abstract]
Number of management agreements | Agreement		2
Number of management agreements per vessel | Vessel		1
Notice period to terminate agreement		18 months
Number of months of fees payable used to determine termination fee		12 months
Daily management fee per vessel		$ 670
Commencement period of daily management prior to scheduled delivery of vessel		3 months
Daily fee for superintendent visits		$ 609
Chartering commission percentage		1.25%
Commission percentage on all gross vessel sale proceeds or the purchase price paid for vessels		1.00%
Newbuilding vessels monitoring fee percentage		1.00%
Percentage of Newbuilding vessels monitoring fee paid on purchase of newbuilding construction contract		25.00%
Percentage of Newbuilding vessels monitoring fee paid on steel cutting of newbuilding vessel		25.00%
Percentage of Newbuilding vessels monitoring fee paid on launching of newbuilding vessel		25.00%
Percentage of Newbuilding vessels monitoring fee paid on delivery of newbuilding vessel		25.00%
Financing fee percentage		0.20%
Accounts payable		$ 160,000	0
Supervision services fee percentage		7.00%
Initial term of agreement		5 years
Increase in fees payable if CPI is less than 2%		2.00%
Increase in fees payable if CPI is more than 5%		5.00%
Transactions with Related Parties [Abstract]
Newbuilding vessels monitoring fee		$ 432,000
Fees and expenses		1,633,000	883,000	$ 1,037,000
Related Party [Member] | CSI [Member] | Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees		209,000	0	164,000
Related Party [Member] | CSI [Member] | Deferred Charges-Related Party [Member]
Transactions with Related Parties [Abstract]
Newbuilding vessels monitoring fee		432,000	0	0
Related Party [Member] | CSI [Member] | Management Fees - Related Party [Member]
Transactions with Related Parties [Abstract]
Management fees		489,000	477,000	460,000
Accounting and reporting cost	[1]	199,000	90,000	90,000
Related Party [Member] | CSI [Member] | Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees		9,000	14,000	13,000
Related Party [Member] | CSI [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire revenue		$ 295,000	$ 302,000	$ 310,000

[1]	Accounting and reporting cost for the years ended December 31, 2023 and 2024 and for the period from January 1, 2025 to the spin off date represents an allocation of the expenses incurred by the Former Parent based on the number of calendar days of the Company’s vessels to total calendar days of the Former Parent’s fleet.